UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885

(Investment Company Act file number)

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant’s telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 - December 31, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS

BROADVIEW OPPORTUNITY FUND	December 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (90.82%)
CONSUMER DISCRETIONARY (18.23%)
Consumer Durables & Apparel (4.58%)
Black Diamond, Inc.(a)	325,289	$2,846,279
Callaway Golf Co.	1,045,573	8,050,912
Tumi Holdings, Inc.(a)	618,950	14,687,684
Vince Holding Corp.(a)	318,600	8,328,204
Winnebago Industries, Inc.	439,654	9,566,871

		43,479,950

Hotels Restaurants & Leisure (0.96%)
Chuy’s Holdings, Inc.(a)	463,700	9,120,979

Internet Software & Services (0.49%)
HomeAway, Inc.(a)	156,800	4,669,504

Media (5.53%)
Interpublic Group of Cos., Inc.	704,850	14,639,734
MDC Partners, Inc. - Class A	1,458,883	33,145,822
National CineMedia, Inc.	328,124	4,715,142

		52,500,698

Retailing (6.67%)
Hibbett Sports, Inc.(a)	247,550	11,988,847
Kate Spade & Co.(a)	229,828	7,356,794
Lululemon Athletica, Inc.(a)	251,700	14,042,343
Ulta Salon Cosmetics & Fragrance, Inc.(a)	115,200	14,727,168
Urban Outfitters, Inc.(a)	431,623	15,162,916

		63,278,068

CONSUMER STAPLES (0.44%)
Food Products (0.44%)
Freshpet, Inc.(a)	241,933	4,127,377

ENERGY (0.65%)
Capital Goods (0.27%)
Chicago Bridge & Iron Co. N.V.	60,200	2,527,196

Energy (0.38%)
Whiting Petroleum Corp.(a)	109,931	3,627,723

FINANCIALS (10.03%)
Banks (7.05%)
CoBiz Financial, Inc.	1,071,496	14,068,743
Columbia Banking System, Inc.	359,938	9,937,888
First Horizon National Corp.	551,000	7,482,580
First Midwest Bancorp, Inc.	418,400	7,158,824
Glacier Bancorp, Inc.	122,600	3,404,602
Hancock Holding Co.	270,100	8,292,070
Zions Bancorporation	582,400	16,604,224

		66,948,931

Insurance (2.98%)
Hilltop Holdings, Inc.(a)	451,159	9,000,622
MGIC Investment Corp.(a)	2,073,775	19,327,583

		28,328,205

HEALTH CARE (13.99%)
Biotechnology (2.08%)
Exact Sciences Corp.(a)	719,175	19,734,162

Health Care Equipment & Services (11.14%)
Edwards Lifesciences Corp.(a)	88,050	11,215,809
Envision Healthcare Holdings, Inc.(a)	357,500	12,401,675
Hanger, Inc.(a)	46,550	1,019,445
HealthSouth Corp.	494,702	19,026,239
NxStage Medical, Inc.(a)	1,466,525	26,294,793

	Shares	Value

COMMON STOCKS (90.82%) (continued)
HEALTH CARE (13.99%) (continued)
Health Care Equipment & Services (11.14%) (continued)
PAREXEL International Corp.(a)	288,206	$16,012,725
Select Medical Holdings Corp.	1,027,200	14,791,680
Universal Health Services, Inc. - Class B	45,500	5,062,330

		105,824,696

Health Care Providers & Services (0.52%)
Air Methods Corp.(a)	111,705	4,918,371

Pharmaceuticals, Biotechnology & Life Sciences (0.25%)
Meridian Bioscience, Inc.	145,360	2,392,626

INDUSTRIALS (19.57%)
Automobiles & Components (3.28%)
Gentex Corp.	701,600	25,348,808
Modine Manufacturing Co.(a)	428,767	5,831,231

		31,180,039

Capital Goods (9.05%)
Crane Co.	135,400	7,947,980
Hexcel Corp.(a)	454,429	18,854,259
Kennametal, Inc.	222,400	7,959,696
Masco Corp.	590,600	14,883,120
MasTec, Inc.(a)	256,300	5,794,943
Regal-Beloit Corp.	154,300	11,603,360
Stock Building Supply Holdings, Inc.(a)	538,101	8,243,707
Terex Corp.	284,100	7,920,708
Twin Disc, Inc.	138,000	2,740,680

		85,948,453

Commercial Services & Supplies (2.43%)
Kforce, Inc.	593,750	14,327,188
Robert Half International, Inc.	148,943	8,695,292

		23,022,480

Diversified Financials (2.32%)
Mobile Mini, Inc.	543,837	22,030,837

Machinery (1.33%)
Astec Industries, Inc.	321,000	12,618,510

Transportation (1.16%)
UTi Worldwide, Inc.(a)	910,167	10,985,716

INFORMATION TECHNOLOGY (21.96%)
Electrical Equimpent (0.80%)
Sensata Technologies Holding N.V.(a)	145,300	7,615,173

Electronics (1.42%)
FEI Co.	148,984	13,460,704

Internet Software & Services (0.48%)
Pandora Media, Inc.(a)	256,800	4,578,744

Retailing (1.41%)
Arrow Electronics, Inc.(a)	184,692	10,691,820
ScanSource, Inc.(a)	67,336	2,704,214

		13,396,034

Semiconductors & Semiconductor Equipment (3.71%)
Intersil Corp. - Class A	376,100	5,442,167
MKS Instruments, Inc.	400,600	14,661,960
Veeco Instruments, Inc.(a)	432,700	15,092,576

		35,196,703

Software (0.07%)
Aspen Technology, Inc.(a)	19,850	695,147

	Shares	Value

COMMON STOCKS (90.82%) (continued)
INFORMATION TECHNOLOGY (21.96%) (continued)
Software & Services (8.22%)
Infoblox, Inc.(a)	519,900	$10,507,179
Informatica Corp.(a)	614,400	23,430,144
PTC, Inc.(a)	723,519	26,516,971
Qlik Technologies, Inc.(a)	350,884	10,838,807
SciQuest, Inc.(a)	470,750	6,802,338

		78,095,439

Technology Hardware & Equipment (5.85%)
Ciena Corp.(a)	674,700	13,095,927
F5 Networks, Inc.(a)	151,302	19,739,615
Fortinet, Inc.(a)	739,195	22,663,719

		55,499,261

MATERIALS (5.95%)
Energy Equipment & Services (0.39%)
U.S. Silica Holdings, Inc.	146,550	3,764,869

Materials (5.56%)
Allegheny Technologies, Inc.	433,958	15,088,720
Celanese Corp. - Series A	118,150	7,084,274
Sealed Air Corp.	228,100	9,678,283
Vulcan Materials Co.	318,300	20,921,859

		52,773,136

TOTAL COMMON STOCKS
(COST $665,215,261)		862,339,731

SHORT-TERM SECURITY (9.18%)

MONEY MARKET FUND (9.18%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.040%	87,189,651	87,189,651

TOTAL SHORT-TERM SECURITY
(COST $87,189,651)		87,189,651

TOTAL INVESTMENTS (100.00%)
(COST $752,404,912)		949,529,382

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.00%)(b)		12,436

NET ASSETS 100.00%		$949,541,818

(a) Non-income producing security.

(b) Less than 0.05%.

Percentages are stated as a percent of net assets.

Common Abbreviations:

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments
December 31, 2014

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2014 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2014:

Broadview Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$862,339,731	$–	$–	$862,339,731
Short-Term Security	87,189,651	–	–	87,189,651

Total	$949,529,382	$–	$–	$949,529,382

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2014.

For the period ended December 31, 2014, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2014 are as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Broadview Opportunity Fund	$755,327,374	$218,441,103	$(24,239,095)	$194,202,008

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 25, 2015

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	February 25, 2015